PROPERTY AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 11,118,009	R$ 11,971,122
Additions	2,881,642	2,841,560
Write-offs	(1,155,178)	(1,066,858)
Impairment	(1,748)	(1,729)
Depreciation	(2,622,281)	(2,626,086)
Ending balance	10,220,444	11,118,009
Impairment	1,748	1,729
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,610,211	4,119,473
Additions	140,828	764,177
Write-offs	(331,734)	(550,332)
Depreciation	(559,586)	(723,107)
Ending balance	2,859,719	3,610,211
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	912,088	929,066
Write-offs	(40,136)	(16,978)
Ending balance	871,952	912,088
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,074,492	3,228,655
Additions	785,351	847,636
Write-offs	(777,800)	(497,896)
Impairment	242
Depreciation	(374,968)	(503,903)
Ending balance	2,706,833	3,074,492
Impairment	(242)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	126,350	74,791
Additions	29,389	78,638
Write-offs	(5,508)
Impairment	(268)	(347)
Depreciation	(30,293)	(26,732)
Ending balance	119,670	126,350
Impairment	268	347
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,305,062	3,523,783
Additions	1,750,744	1,132,190
Impairment	(1,238)	(1,382)
Depreciation	(1,621,935)	(1,349,529)
Ending balance	3,432,633	3,305,062
Impairment	1,238	1,382
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	89,806	95,354
Additions	175,330	18,919
Write-offs		(1,652)
Depreciation	(35,499)	(22,815)
Ending balance	R$ 229,637	R$ 89,806